FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2014 and 2013.

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$21,001	$45,390	$—	$66,391
Government-sponsored enterprises	—	27,488	—	27,488
Mortgage-backed securities	—	67,103	—	67,103
Corporate debt securities	—	1,000	—	1,000
Collateralized debt obligations	—	—	1,181	1,181
Obligations of state and political subdivisions	—	3,200	—	3,200
Tax-exempt securities	—	6,677	—	6,677
Derivative loan commitments	—	—	59	59
Total assets	$21,001	$150,858	$1,240	$173,099

Liabilities:
Interest rate swap agreements	$—	$271	$—	$271
Total liabilities	$—	$271	$—	$271

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$8,975	$45,570	$—	$54,545
Government-sponsored enterprises	—	26,292	—	26,292
Mortgage-backed securities	—	76,671	—	76,671
Corporate debt securities	—	3,798	—	3,798
Collateralized debt obligations	—	—	1,191	1,191
Obligations of state and political subdivisions	—	4,123	—	4,123
Tax-exempt securities	—	3,575	—	3,575
Foreign government securities	—	25	—	25
Forward loan sale commitments and derivative loan commitments	—	—	22	22
Total assets	$8,975	$160,054	$1,213	$170,242

Liabilities:
Interest rate swap agreement	—	486	—	486
Total liabilities	$—	$486	$—	$486

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows a reconciliation of the beginning and ending balances for Level 3 assets (liabilities):

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2012	$4,396	$13
Total unrealized gains (losses) included in other comprehensive loss	(17)	9
Sales	(3,188)	—
Balance at December 31, 2013	1,191	22
Total unrealized gains (losses) included in other comprehensive income	(10)	37
Balance at December 31, 2014	$1,181	$59

Fair Value Measurements, Nonrecurring
The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2014 and 2013.  There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2014 and 2013.

	At December 31, 2014			At December 31, 2013
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$356	$—	$—	$1,384
Other real estate owned	—	—	1,271	—	—	2,429
Total assets	$—	$—	$1,627	$—	$—	$3,813

Fair Value, Nonrecurring Gain Loss Adjustments
The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Impaired loans	$85	$404	$367
Other real estate owned	6	39	28
Total assets	$91	$443	$395

Fair Value, by Balance Sheet Grouping
As of December 31, 2014 and 2013, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2014
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$39,251	$39,251	$—	$—	$39,251
Available for sale securities	173,040	21,001	150,858	1,181	173,040
Loans held for sale	747	—	—	747	747
Loans receivable, net	1,044,864	—	—	1,063,121	1,063,121
Federal Home Loan Bank stock	10,333	—	—	10,333	10,333
Accrued interest receivable	3,853	—	—	3,853	3,853
Financial Liabilities:
Deposits	1,010,713	—	—	1,013,614	1,013,614
Mortgagors' and investors' escrow accounts	3,600	—	—	3,600	3,600
Federal Home Loan Bank advances	148,277	—	149,380	—	149,380
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,815	—	5,815
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	59	—	—	59	59
Liabilities:
Interest rate swap agreements	271	—	271	—	271

	December 31, 2013
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$27,321	$27,321	$—	$—	$27,321
Available for sale securities	170,220	8,975	160,054	1,191	170,220
Loans held for sale	1,764	—	—	1,766	1,766
Loans receivable, net	1,047,410	—	—	1,050,834	1,050,834
Federal Home Loan Bank stock	13,109	—	—	13,109	13,109
Accrued interest receivable	4,021	—	—	4,021	4,021
Financial Liabilities:
Deposits	984,749	—	—	987,705	987,705
Mortgagors' and investors' escrow accounts	3,214	—	—	3,214	3,214
Federal Home Loan Bank advances	176,272	—	178,448	—	178,448
Junior subordinated debt owed to unconsolidated trust	8,248	—	6,337	—	6,337
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	14	—	—	14	14
Forward loan sale commitments	8	—	—	8	8
Liabilities:
Interest rate swap agreement	486	—	486	—	486